Financial Risk Management - Market Price Fluctuations - Equity and Equity Related Holdings (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 30, 2020	May 17, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Notional amount			$ 8,849.0	$ 7,261.0
Market value			382.7	288.0
Net gains (losses) on investments			313.1	1,716.2
Sales of investments in associates			139.8	323.8
ICICI Lombard General Insurance Company Limited
Disclosure of financial assets [line items]
Net gains (losses) on investments				$ 311.2
Ownership percentage				9.90%
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement				$ 71.2
Sales of investments in associates				729.0
Net realized gains (losses)				240.0
Grivalia Properties
Disclosure of financial assets [line items]
Net realized gains (losses)		$ 171.3
Davos Brands
Disclosure of financial assets [line items]
Sales of investments in associates	$ 58.6
Net realized gains (losses)	$ 19.3
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount			1,788.3	406.3
Market value			144.3	11.1
Net gains (losses) on investments			216.7
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount			0.0	369.8
Market value			0.0	0.0
Net gains (losses) on investments			(528.6)	30.3
Equity price risk
Disclosure of financial assets [line items]
Net equity exposures and financial effects, exposure/notional amount			12,959.8	12,023.7
Net equity exposures and financial effects, pre-tax earnings (loss)			(156.7)	1,222.2
Equity price risk | Investments in associates and subsidiary
Disclosure of financial assets [line items]
Notional amount				6,494.4
Total carrying value			5,134.9	5,492.3
Net gains (losses) on investments			8.6	0.7
Equity price risk | Deconsolidation of non-insurance companies
Disclosure of financial assets [line items]
Notional amount			0.0	0.0
Total carrying value			0.0	0.0
Net gains (losses) on investments			(61.5)	171.3
Equity price risk | Common stocks
Disclosure of financial assets [line items]
Notional amount			4,939.7	4,604.2
Common equity instrument, carrying value			4,939.7	4,604.2
Net gains (losses) on investments			24.7	915.9
Equity price risk | Preferred stocks – convertible
Disclosure of financial assets [line items]
Notional amount			27.9	20.7
Preferred equity instrument, carrying value			27.9	20.7
Net gains (losses) on investments			4.4	0.9
Equity price risk | Bonds – convertible
Disclosure of financial assets [line items]
Notional amount			461.3	667.6
Market value			461.3	667.6
Net gains (losses) on investments			143.4	1.4
Equity price risk | Equity hedges and long equity exposures
Disclosure of financial assets [line items]
Notional amount			12,959.8	12,393.5
Total equity and equity related holdings			10,822.9	10,993.2
Net gains (losses) on investments			371.9	1,280.0
Equity price risk | Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount			1,788.3	406.3
Market value			126.3	8.1
Net gains (losses) on investments			325.6	20.5
Equity price risk | Equity warrant forward contracts
Disclosure of financial assets [line items]
Notional amount			0.0	0.0
Market value			0.0	0.0
Net gains (losses) on investments			0.0	45.4
Equity price risk | Equity warrants and call options
Disclosure of financial assets [line items]
Notional amount			132.8	200.3
Market value			132.8	200.3
Net gains (losses) on investments			(56.3)	123.9
Equity price risk | Other
Disclosure of financial assets [line items]
Notional amount			0.0	0.0
Market value			0.0	0.0
Net gains (losses) on investments			(17.0)	0.0
Equity price risk | Equity hedges and short equity exposures
Disclosure of financial assets [line items]
Notional amount			0.0	(369.8)
Total equity and equity related holdings			0.0	(84.6)
Net gains (losses) on investments			(528.6)	(57.8)
Equity price risk | Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount			0.0	(369.8)
Market value			0.0	(84.6)
Net gains (losses) on investments			(528.6)	(45.0)
Equity price risk | Other
Disclosure of financial assets [line items]
Notional amount			0.0	0.0
Market value			$ 0.0	0.0
Net gains (losses) on investments				$ (12.8)